Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	€ 11	€ 44
Transfers Level II to Level I	0	32
Available-for-sale financial assets [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	44
Transfers Level II to Level I	0	32
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	44
Transfers Level II to Level I	0	€ 32
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	11
Transfers Level II to Level I	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	11
Transfers Level II to Level I	€ 0